Properties	12 Months Ended
Dec. 31, 2014
Properties

7. Properties

Properties comprise the following:

December 31 (millions)	2014	2013
Land	$2.8	$3.2
Buildings	80.1	86.1
Machinery and office equipment	644.9	677.8
Internal-use software	257.7	244.6
Rental equipment	73.9	83.8
Total properties	$1,059.4	$1,095.5